RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Loans to Executive Officers, Directors and Their Affiliates

Activity in loans to executive officers, directors and their affiliates was as follows for the years ended December 31, 2013 and 2012 (in thousands):

	2013	2012
Balance at beginning of period	$5,689	$6,489
New loans	4,664	4,381
Repayments	(3,461)	(5,181)
Balance at end of period	$6,892	$5,689